Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE:
Revenue (Notes 2 (n) and 3)	$ 108,938	$ 75,173	$ 36,491
EXPENSES:
Voyage expenses (Note 2 (n))	4,358	14,861	19,205
Vessel operating expenses (Notes 2 (r) and 12)	21,866	13,828	12,301
Depreciation and amortization of deferred charges (Notes 2 (k), (p) and 6)	14,793	9,281	7,472
General and administrative expenses (Notes 4, 8 and 9)	8,042	6,751	5,782
Gain on vessel's sale (Note 6)	(15,683)	(9,543)	0
(Reversal) / Provision for credit losses and write offs (Notes 2 (h) and 3)	(37)	33	160
Foreign currency (gains) / losses (Note 2 (d))	64	(20)	31
Operating income / (loss)	75,535	39,982	(8,460)
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 4, 7, 9 and 10)	(9,598)	(3,966)	(1,801)
Loss from debt extinguishment (Notes 2 (q) and 7)	(387)	0	0
Interest income	3,302	284	18
Gain from property sale (Note 4)	0	0	137
Changes in fair value of warrants' liability (Note 9)	561	0	0
Total other expenses, net	(6,122)	(3,682)	(1,646)
Net income/ (loss) from continuing operations	69,413	36,300	(10,106)
Income allocated to participating securities (Note 11)	(2)	(6)	0
Deemed dividend on Series B preferred stock upon exchange of common stock (Notes 9 and 11)	0	(9,271)	0
Deemed dividend on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party (Notes 9 and 11)	0	(6,944)	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 9 and 11)	(9,809)	(5,930)	0
Deemed dividend to the July and August 2022 warrants' holders due to triggering of a down-round feature (Notes 9 and 11)	(789)	(1,116)	0
Dividends on preferred stock (Note 11)	(1,889)	(1,030)	0
Net income / (loss) attributable to common stockholders from continuing operations	56,924	12,003	(10,106)
Net income attributable to common stockholders from discontinued operations	0	0	400
Total net income / (loss) attributable to common stockholders	$ 56,924	$ 12,003	$ (9,706)
Earnings / (Loss) per common share, basic, continuing operations (Note 11) (in dollars per share)	$ 5.43	$ 6.49	$ (30.16)
Earnings / (Loss) per common share, diluted, continuing operations (Note 11) (in dollars per share)	1.91	3.02	(30.16)
Earnings per common share, basic, discontinued operations (Note 11) (in dollars per share)	0	0	1.19
Earnings per common share, diluted, discontinued operations (Note 11) (in dollars per share)	0	0	1.19
Earnings / (Loss) per common share, basic, total (Note 11) (in dollars per share)	5.43	6.49	(28.97)
Earnings / (Loss) per common share, diluted, total (Note 11) (in dollars per share)	$ 1.91	$ 3.02	$ (28.97)
Weighted average number of common shares, basic (Note 11) (in shares)	10,491,316	1,850,072	335,086
Weighted average number of common shares, diluted (Note 11) (in shares)	35,539,671	6,447,710	335,086